Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000262410
Shareholder Report [Line Items]
Fund Name	AB California Intermediate Municipal ETF
Trading Symbol	CAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Intermediate Municipal ETF (the “Fund”) for the period of October 1, 2025 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CAM-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB California Intermediate Municipal ETF	$5	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Prior to commencing operations, the Fund acquired the assets and liabilities of California Intermediate Municipal Portfolio (the "Predecessor Fund"), a portfolio of Sanford C. Bernstein Fund, Inc. and adopted the accounting and performance history of that fund (the "Reorganization"), as of the close of business on October 3, 2025. The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.

The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund. The average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF as traded on an exchange. The Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund's acquisition of the Predecessor Fund, the other share classes of the Predecessor Fund were converted into Advisor Class shares.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.28%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last period? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Security selection was the primary detractor, relative to the benchmark, while gains from industry allocation offset the losses. Security selection within airports/ports, prepay energy, special tax and multi-family housing detracted, while local general obligation, water & sewer, mortgage pass-throughs, and electric utility contributed to overall performance. Alternatively, industry allocation to mortgage pass-throughs, along with allocation to single family housing detracted from relative performance, while allocation to airports/ports and multi-family housing contributed throughout the period. Overall yield-curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB California Intermediate Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
11/15	$10,000	$10,000	$10,000
11/16	$9,964	$9,978	$9,952
11/17	$10,266	$10,535	$10,308
11/18	$10,368	$10,654	$10,441
11/19	$10,965	$11,559	$11,104
11/20	$11,319	$12,125	$11,564
11/21	$11,488	$12,364	$11,655
11/22	$10,906	$11,295	$11,054
11/23	$11,317	$11,779	$11,431
11/24	$11,894	$12,360	$11,815
11/25	$12,302	$12,686	$12,291

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB California Intermediate Municipal ETF	3.43%	1.68%	2.09%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%
Bloomberg 1-10 Yr Municipal Bond Blend	4.03%	1.23%	2.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,098,152,689
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 508,383
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,098,152,689
# of Portfolio Holdings	378
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net)	$508,383

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	7.2%
AA	48.8%
A	20.3%
BBB	8.8%
BB	3.1%
B	0.1%
A-1+	4.7%
Not Rated	7.0%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

California	92.0%
Guam	1.9%
New Jersey	1.3%
Puerto Rico	0.8%
Illinois	0.6%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
American Samoa	0.1%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.6%
Other Assets Less Liabilities	1.5%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

Ernst & Young LLP serves as the independent registered public accounting firm for the Fund, including for the fiscal year ended November 30, 2025. Ernst & Young LLP serves as the independent registered public accounting firm for all funds in AB Active ETFs, Inc. PricewaterhouseCoopers LLP ("PwC") ceased to serve as the independent registered public accounting firm of the Predecessor Fund upon closing of the Reorganization. There were no disagreements with PwC during the Predecessor Fund's fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period ended October 3, 2025.

Accountant Change Date	Oct. 03, 2025
C000262411
Shareholder Report [Line Items]
Fund Name	AB Core Bond ETF
Trading Symbol	CORB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Bond ETF (the “Fund”) for the period of October 1, 2025 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/ab/CORB-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Bond ETF	$6	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Prior to commencing operations, the Fund acquired the assets and liabilities of Bernstein Intermediate Duration Institutional Portfolio (the "Predecessor Fund"), a portfolio of Sanford C. Bernstein Fund II, Inc. and adopted the accounting and performance history of that fund (the "Reorganization"), as of the close of business on November 7, 2025. The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.

The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund. The average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF as traded on an exchange. The Predecessor Fund performance is based on the performance of Intermediate Duration Institutional Class shares.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.38%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last period? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”). Relative results were driven by duration and yield‑curve positioning, security selection in investment‑grade corporates and agency mortgage‑backed securities and sector allocations to credit‑risk transfer and high‑yield corporates. These positives more than offset security selection in asset‑backed securities and emerging‑market corporates.

During the 12-month period, the Fund utilized derivatives in the form of treasury futures and interest rate swaps to manage duration, country exposure and yield-curve positioning. Currency forwards were used to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Core Bond ETF	Bloomberg U.S. Aggregate Bond Index
11/15	$10,000	$10,000
11/16	$10,333	$10,217
11/17	$10,728	$10,546
11/18	$10,589	$10,404
11/19	$11,681	$11,527
11/20	$12,569	$12,366
11/21	$12,527	$12,224
11/22	$10,776	$10,654
11/23	$10,928	$10,780
11/24	$11,823	$11,521
11/25	$12,505	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB Core Bond ETF	5.64%	-0.11%	2.26%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 876,551,908
Holdings Count | Holding	588
Advisory Fees Paid, Amount	$ 433,300
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$876,551,908
# of Portfolio Holdings	588
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$433,300

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Governments - Treasuries	30.9%
Corporates - Investment Grade	25.6%
Mortgage Pass-Throughs	20.8%
Asset-Backed Securities	5.6%
Collateralized Mortgage Obligations	5.6%
Agencies	1.5%
Commercial Mortgage-Backed Securities	1.3%
Inflation-Linked Securities	1.2%
Others	3.3%
Short-Term Investments	2.0%
Other assets less liabilities	2.2%
Total	100.0%

Material Fund Change [Text Block]
C000261013
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Opportunities ETF
Trading Symbol	EMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Opportunities ETF (the “Fund”) for the period of June 17, 2025 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/EMOP-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Emerging Markets Opportunities ETF	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[3]
AssetsNet	$ 53,523,677
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 52,598
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,523,677
# of Portfolio Holdings	57
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net)	$52,598

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	25.7%
Financials	23.0%
Communication Services	14.6%
Consumer Discretionary	11.3%
Industrials	6.8%
Energy	5.6%
Materials	4.1%
Real Estate	3.6%
Health Care	2.8%
Consumer Staples	1.6%
Short-Term Investments	0.8%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

China	33.3%
Taiwan	15.9%
South Korea	14.0%
India	10.9%
Brazil	5.8%
United Arab Emirates	5.6%
Poland	5.0%
Chile	2.6%
Mexico	2.5%
Greece	2.2%
South Africa	1.3%
Short-Term Investments	0.8%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$5,478,286	10.2%
Tencent Holdings Ltd. - Class H	$3,958,539	7.4%
Samsung Electronics Co., Ltd.	$2,167,790	4.1%
ICICI Bank Ltd. (Sponsored ADR)	$1,834,700	3.4%
PetroChina Co., Ltd. - Class H	$1,609,885	3.0%
NetEase, Inc. - Class H	$1,607,969	3.0%
Delta Electronics, Inc.	$1,579,812	2.9%
State Bank of India (GDR)	$1,529,514	2.8%
TIM SA/Brazil	$1,422,523	2.7%
Midea Group Co., Ltd. - Class A	$1,397,698	2.6%
Total	$22,586,716	42.1%

Material Fund Change [Text Block]
C000254634
Shareholder Report [Line Items]
Fund Name	AB International Buffer ETF
Trading Symbol	BUFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Buffer ETF (the “Fund”) for the period of December 9, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFI-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Buffer ETF	$72	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last period? What affected the Fund’s performance?

From fund inception (December 9th, 2024) through November 30, 2025, the Fund returned 12.61%, as equity markets appreciated. Consistent with expectations for strong markets, AB International Buffer ETF captured 58% of the MSCI EAFE (net) upside performance. AB International Buffer ETF triggered the ratchet feature four times this year, providing additional upside availability during appreciating markets.

During the 12-month period, the Fund used derivatives to create the options collar which consisted of long calls, long puts, short calls, and short puts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB International Buffer ETF	MSCI EAFE Index (net)
12/24	$10,000	$10,000
11/25	$11,261	$12,205

Average Annual Return [Table Text Block]
AATR	Since Inception 12/9/24
AB International Buffer ETF	12.61%
MSCI EAFE Index (net)	22.05%

Performance Inception Date	Dec. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 73,899,786
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 267,759
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$73,899,786
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$267,759

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Options on Equity Indices	100.8%
Short-Term Investments	0.5%
Other assets less liabilities	-1.3%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	100.8%
Short-Term Investments	0.5%
Other assets less liabilities	-1.3%
Total	100.0%

Material Fund Change [Text Block]
C000262396
Shareholder Report [Line Items]
Fund Name	AB International Growth ETF
Trading Symbol	IGGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Growth ETF (the “Fund”) for the period of September 16, 2025 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/IGGY-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Growth ETF	$11	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.55%	[5]
AssetsNet	$ 4,297,099
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,004
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,297,099
# of Portfolio Holdings	51
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net)	$5,004

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.9%
Industrials	28.0%
Consumer Discretionary	18.0%
Financials	7.2%
Communication Services	6.4%
Health Care	5.1%
Consumer Staples	1.9%
Materials	1.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

China	17.3%
United Kingdom	12.4%
Netherlands	9.3%
Sweden	8.6%
Taiwan	8.0%
Canada	7.9%
France	5.1%
Denmark	4.8%
United States	4.6%
Germany	3.5%
Ireland	3.5%
Brazil	3.3%
Singapore	3.1%
Israel	2.0%
Others	6.1%
Short-Term Investments	0.4%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$343,107	8.0%
Tencent Holdings Ltd. - Class H	$211,279	4.9%
ASML Holding NV	$205,495	4.8%
Kingspan Group PLC	$148,273	3.4%
Sea Ltd. (ADR)	$131,921	3.1%
3i Group PLC	$124,986	2.9%
Beijer Ref AB	$117,325	2.7%
SAP SE	$117,144	2.7%
InterContinental Hotels Group PLC	$110,803	2.6%
Weir Group PLC (The)	$110,444	2.6%
Total	$1,620,777	37.7%

Material Fund Change [Text Block]
C000247940
Shareholder Report [Line Items]
Fund Name	AB International Low Volatility Equity ETF
Trading Symbol	ILOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ILOW-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Low Volatility Equity ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Morgan Stanley Capital International Europe, Australia and the Far East (“MSCI EAFE”) Index (the “benchmark”). Overall, sector allocation was broadly in line with the benchmark, while security selection detracted from relative performance. In terms of sector allocation, an overweight to consumer staples and consumer discretionary detracted, while an underweight to materials and an overweight to financials contributed positively. Security selection within consumer staples and real estate contributed the most, while selection within industrials and technology detracted. Country allocation (a result of bottom-up security analysis combined with fundamental research) contributed, led by an underweight to Australia, while an underweight to Japan detracted.

During the 12-month period, the Fund used derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB International Low Volatility Equity ETF	MSCI EAFE Index (net)
11/15	$10,000	$10,000
11/16	$9,973	$9,634
11/17	$12,391	$12,262
11/18	$11,998	$11,288
11/19	$13,218	$12,692
11/20	$13,623	$13,501
11/21	$15,075	$14,955
11/22	$13,509	$13,438
11/23	$14,719	$15,099
11/24	$17,456	$16,893
11/25	$20,993	$21,033

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB International Low Volatility Equity ETF	20.26%	9.03%	7.70%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,494,446,565
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 5,907,797
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,494,446,565
# of Portfolio Holdings	89
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$5,907,797

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	27.8%
Industrials	18.1%
Consumer Discretionary	11.7%
Information Technology	10.2%
Health Care	9.6%
Consumer Staples	8.7%
Communication Services	4.4%
Utilities	3.1%
Energy	2.9%
Real Estate	1.5%
Materials	0.5%
Short-Term Investments	0.7%
Other assets less liabilities	0.8%
Total	100.0%

Country Breakdown (% of Net Assets)

United Kingdom	23.1%
Japan	14.6%
Netherlands	7.0%
Italy	6.9%
United States	5.1%
France	5.0%
Canada	4.7%
Switzerland	3.8%
Germany	3.3%
Ireland	3.2%
Denmark	2.4%
Spain	2.4%
Australia	2.3%
Singapore	2.3%
Others	12.4%
Short-Term Investments	0.7%
Other assets less liabilities	0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$33,347,254	2.2%
KBC Group NV	$30,889,273	2.1%
SAP SE	$30,593,675	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$30,052,573	2.0%
Tesco PLC	$29,734,309	2.0%
BAE Systems PLC	$29,090,200	2.0%
AstraZeneca PLC	$28,948,506	1.9%
Nordea Bank Abp	$28,600,225	1.9%
AIB Group PLC	$27,767,006	1.9%
RELX PLC	$26,859,629	1.8%
Total	$295,882,650	19.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000254635
Shareholder Report [Line Items]
Fund Name	AB Moderate Buffer ETF
Trading Symbol	BUFM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Moderate Buffer ETF (the “Fund”) for the period of December 9, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFM-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Moderate Buffer ETF	$71	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last period? What affected the Fund’s performance?

From fund inception (December 9th, 2024) through November 30, 2025, the Fund returned 10.96%, as equity markets appreciated. Consistent with expectations for strong markets, AB Moderate Buffer ETF captured 51% of the S&P 500 upside performance. AB Moderate Buffer ETF triggered the ratchet feature three times this year, providing additional upside availability during appreciating markets.

During the 12-month period, the Fund used derivatives in the form of purchased options and written options for hedging purposes, which added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Moderate Buffer ETF	S&P 500 Index
12/24	$10,000	$10,000
11/25	$11,096	$11,456

Average Annual Return [Table Text Block]
AATR	Since Inception 12/9/24
AB Moderate Buffer ETF	10.96%
S&P 500 Index	14.56%

Performance Inception Date	Dec. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 268,945,473
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,008,297
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$268,945,473
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$1,008,297

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Options on Equity Indices	100.6%
Short-Term Investments	0.5%
Other assets less liabilities	-1.1%
Total	100.0%

Material Fund Change [Text Block]
C000262412
Shareholder Report [Line Items]
Fund Name	AB New York Intermediate Municipal ETF
Trading Symbol	NYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Intermediate Municipal ETF (the “Fund”) for the period of October 1, 2025 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/NYM-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB New York Intermediate Municipal ETF	$5	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Prior to commencing operations, the Fund acquired the assets and liabilities of New York Intermediate Municipal Portfolio (the "Predecessor Fund"), a portfolio of Sanford C. Bernstein Fund, Inc. and adopted the accounting and performance history of that fund (the "Reorganization"), as of the close of business on November 7, 2025. The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.

The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund. The average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF as traded on an exchange. The Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund's acquisition of the Predecessor Fund, the other share classes of the Predecessor Fund were converted into Advisor Class shares.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.30%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last period? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection and yield-curve positioning detracted from performance, relative to the benchmark. Security selection within special tax, local general obligation and miscellaneous revenue detracted, while prerefunded municipal bonds, multi-family housing and prepay energy contributed. Alternatively, underweights to prepay energy and multi-family housing and an overweight to private higher education detracted, while overweights to industry Industrial Development Revenue and asset-backed securities contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB New York Intermediate Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
11/15	$10,000	$10,000	$10,000
11/16	$9,984	$9,978	$9,952
11/17	$10,298	$10,535	$10,308
11/18	$10,362	$10,654	$10,441
11/19	$10,991	$11,559	$11,104
11/20	$11,251	$12,125	$11,564
11/21	$11,546	$12,364	$11,655
11/22	$10,871	$11,295	$11,054
11/23	$11,281	$11,779	$11,431
11/24	$11,815	$12,360	$11,815
11/25	$12,145	$12,686	$12,291

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB New York Intermediate Municipal ETF	2.79%	1.54%	1.96%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%
Bloomberg 1-10 Yr Municipal Bond Blend	4.03%	1.23%	2.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,292,950,270
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 775,888
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,292,950,270
# of Portfolio Holdings	385
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net)	$775,888

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	7.5%
AA	53.8%
A	17.3%
BBB	11.1%
BB	2.6%
B	0.4%
A-1+	3.9%
Not Rated	3.4%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

New York	87.9%
New Jersey	2.1%
Guam	2.0%
Michigan	1.2%
Puerto Rico	1.0%
Nebraska	0.8%
Connecticut	0.7%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.2%
Other	0.2%
Georgia	0.2%
Illinois	0.2%
Texas	0.2%
Other States	0.4%
Other Assets Less Liabilities	2.0%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

Ernst & Young LLP serves as the independent registered public accounting firm for the Fund, including for the fiscal year ended November 30, 2025. Ernst & Young LLP serves as the independent registered public accounting firm for all funds in AB Active ETFs, Inc. PricewaterhouseCoopers LLP ("PwC") ceased to serve as the independent registered public accounting firm of the Predecessor Fund upon closing of the Reorganization. There were no disagreements with PwC during the Predecessor Fund's fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period ended November 7, 2025.

Accountant Change Date	Nov. 07, 2025
C000247934
Shareholder Report [Line Items]
Fund Name	AB Short Duration High Yield ETF
Trading Symbol	SYFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Short Duration High Yield ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SYFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration High Yield ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index (the "benchmark"). Security selection among consumer noncyclical, media and real estate investment trusts ("REITs") detracted, relative to the benchmark, while selection among retailers, banking and railroads contributed to overall performance. In the US, yield-curve positioning on the six-month and two-year parts of the curve detracted, while positioning on the five- to ten-year parts of the curve contributed. At the country allocation level, off-benchmark exposure to the eurozone detracted from relative performance. Currency decisions did not impact investment results during the period.

During the 12-month period, the Fund used derivatives in the form of treasury futures and currency forwards for hedging purposes. Treasury futures were utilized to manage duration and yield-curve positioning. Currency forwards were utilized to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Short Duration High Yield ETF	Bloomberg U.S. Corporate Bond Index	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index
11/15	$10,000	$10,000	$10,000
11/16	$10,689	$10,458	$11,154
11/17	$11,199	$11,103	$12,034
11/18	$11,268	$10,765	$12,349
11/19	$12,148	$12,471	$13,043
11/20	$12,636	$13,689	$13,633
11/21	$13,109	$13,616	$14,525
11/22	$12,181	$11,511	$13,907
11/23	$13,242	$11,920	$15,083
11/24	$14,599	$12,952	$16,909
11/25	$15,567	$13,716	$18,102

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB Short Duration High Yield ETF	6.63%	4.26%	4.52%
Bloomberg U.S. Corporate Bond Index	5.90%	0.04%	3.21%
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index	7.06%	5.83%	6.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 837,800,765
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 3,133,931
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$837,800,765
# of Portfolio Holdings	562
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$3,133,931

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	79.1%
Corporates - Investment Grade	12.2%
Bank Loans	3.0%
Emerging Markets - Corporate Bonds	1.3%
Emerging Markets - Sovereigns	0.5%
Quasi-Sovereigns	0.1%
Common Stocks	0.1%
Commercial Mortgage-Backed Securities	0.1%
Others	0.0%
Short-Term Investments	2.0%
Other assets less liabilities	1.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	78.8%
Canada	3.4%
United Kingdom	3.2%
Italy	2.3%
France	1.4%
Ireland	1.2%
Germany	1.2%
Spain	1.2%
Luxembourg	0.6%
Hong Kong	0.5%
Israel	0.3%
Puerto Rico	0.3%
Japan	0.2%
Switzerland	0.2%
Others	1.6%
Short-Term Investments	2.0%
Other assets less liabilities	1.6%
Total	100.0%

Material Fund Change [Text Block]
C000247935
Shareholder Report [Line Items]
Fund Name	AB Short Duration Income ETF
Trading Symbol	SDFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Short Duration Income ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https:/www.abfunds.com/link/AB/SDFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration Income ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the Bloomberg 1-5 Year US Government/Credit Index (the "benchmark"). Industry allocation was the primary contributor to performance, relative to the benchmark, from an underweight to US Treasuries and exposure to conventional 30-year mortgage-backed securities, commercial mortgage-backed securities and banking that were partially offset by losses from car loan asset-backed securities in the US. Security selection also contributed from selections in consumer noncyclical and high-yield credit default swaps, while car loan asset-backed securities and investment-grade credit default swaps detracted. Overall yield-curve positioning in the US detracted from performance. Overall country allocation and currency decisions did not impact performance during the period.

During the 12-month period, derivatives were used in the form of interest rate futures, currency forwards, swaptions and credit default swaps. Interest rate futures were used to manage and hedge duration risk and/or take active yield curve positioning, while currency forwards were used to hedge foreign currency exposure. Swaptions were utilized to capture significant market movement; credit default swaps were also utilized to effectively obtain credit/sector exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Short Duration Income ETF	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-5 Year U.S. Government/Credit Index
12/18	$10,000	$10,000	$10,000
11/19	$10,704	$10,994	$10,565
11/20	$11,049	$11,795	$11,067
11/21	$11,106	$11,659	$10,995
11/22	$10,392	$10,162	$10,369
11/23	$10,914	$10,282	$10,707
11/24	$11,673	$10,989	$11,302
11/25	$12,386	$11,615	$11,951

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/12/18
AB Short Duration Income ETF	6.11%	2.31%	3.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	2.17%
Bloomberg 1-5 Year U.S. Government/Credit Index	5.74%	1.55%	2.59%

Performance Inception Date	Dec. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 145,142,535
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 347,826
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$145,142,535
# of Portfolio Holdings	484
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (Net)	$347,826

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Investment Grade	37.8%
Governments - Treasuries	29.7%
Asset-Backed Securities	13.9%
Corporates - Non-Investment Grade	8.8%
Mortgage Pass-Throughs	4.6%
Collateralized Loan Obligations	4.6%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Mortgage Obligations	0.2%
Others	0.2%
Short-Term Investments	0.6%
Other assets less liabilities	-1.2%
Total	100.0%

Material Fund Change [Text Block]
C000245882
Shareholder Report [Line Items]
Fund Name	AB Conservative Buffer ETF
Trading Symbol	BUFC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Conservative Buffer ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFC-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Conservative Buffer ETF	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund returned 4.62%, as equity markets appreciated. Consistent with expectations for strong markets, AB Conservative Buffer ETF captured 30% of the S&P 500 upside performance. The Fund triggered the ratchet feature two times this year, providing additional upside availability during appreciating markets.

During the 12-month period, the Fund used derivatives to create the options collar which consisted of long calls, long puts, short calls, and short puts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Conservative Buffer ETF	S&P 500 Index
12/23	$10,000	$10,000
11/24	$11,231	$13,165
11/25	$11,750	$15,140

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/13/23
AB Conservative Buffer ETF	4.62%	17.49%
S&P 500 Index	15.00%	23.44%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 976,687,375
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 5,913,030
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$976,687,375
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$5,913,030

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Options on Equity Indices	101.6%
Short-Term Investments	0.5%
Other assets less liabilities	-2.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

During the reporting period, the Fund added the following risks to its Principal Risk as set forth in its prospectus in connection with its exposure to exchange traded funds (each an “Underlying ETF”) through its usage of FLexible EXchange Options (“FLEX options”).

  Equity Securities Risk: The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

  Large-Capitalization Companies Risk: The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

  Tax Risk: The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of some aspects of the Fund’s investment operations are not guaranteed. There are some uncertainties in how the Code would apply to the Fund’s options strategy and hedging strategies, and the application of “straddle” rules, and loss limitation provisions of the Code.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risks to its Principal Risk as set forth in its prospectus in connection with its exposure to exchange traded funds (each an “Underlying ETF”) through its usage of FLexible EXchange Options (“FLEX options”).

  Equity Securities Risk: The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

  Large-Capitalization Companies Risk: The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

  Tax Risk: The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of some aspects of the Fund’s investment operations are not guaranteed. There are some uncertainties in how the Code would apply to the Fund’s options strategy and hedging strategies, and the application of “straddle” rules, and loss limitation provisions of the Code.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000245883
Shareholder Report [Line Items]
Fund Name	AB Core Plus Bond ETF
Trading Symbol	CPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Plus Bond ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CPLS-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Plus Bond ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted, relative to the benchmark, as losses from overweights to the two- to 20-year parts of the curve were greater than the gain from being overweight to the six-month part of the curve. Security selection among mortgage pass-throughs, treasury futures and government sovereign bonds detracted from performance, while selection within high-yield and investment grade corporate bonds and commercial mortgage-backed securities ("CMBS") contributed. Country allocation and currency decisions did not impact performance.

During the 12-month period, treasury futures were utilized to manage duration, country exposure and yield-curve positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Core Plus Bond ETF	Bloomberg U.S. Aggregate Bond Index
12/23	$10,000	$10,000
11/24	$10,619	$10,561
11/25	$11,212	$11,163

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/13/23
AB Core Plus Bond ETF	5.57%	5.98%
Bloomberg U.S. Aggregate Bond Index	5.70%	5.75%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Feb. 07, 2025
AssetsNet	$ 195,913,051
Holdings Count | Holding	731
Advisory Fees Paid, Amount	$ 417,565
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$195,913,051
# of Portfolio Holdings	731
Portfolio Turnover Rate	114%
Total Advisory Fees Paid (Net)	$417,565

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Governments - Treasuries	43.0%
Industrial	21.8%
Financial Institutions	17.2%
Agency Fixed Rate 30-Year	4.9%
CLO - Floating Rate	2.0%
Autos - Fixed Rate	1.7%
Non-Agency Fixed Rate CMBS	1.6%
Utility	1.5%
Other ABS - Fixed Rate	0.9%
Risk Share Floating Rate	0.4%
Credit Cards - Fixed Rate	0.1%
Non-Agency Floating Rate	0.0%
Others	0.0%
Short-Term Investments	5.6%
Other assets less liabilities	-0.7%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

The Fund's advisory fee was reduced, effective February 7, 2025, from .33% of the Fund's average daily net assets to .30% of the Fund's average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .33% to .30%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Material Fund Change Expenses [Text Block]

The Fund's advisory fee was reduced, effective February 7, 2025, from .33% of the Fund's average daily net assets to .30% of the Fund's average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .33% to .30%.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000245884
Shareholder Report [Line Items]
Fund Name	AB Corporate Bond ETF
Trading Symbol	EYEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Corporate Bond ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/EYEG-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Bond ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Bloomberg US Corporate Bond Index (the "benchmark"). Yield-curve positioning detracted, relative to the benchmark, primarily from overweights to the five- to 20-year parts of the curve, which were partially offset by gains to the six-month and two-year parts of the curve. Security selection among investment-grade and high-yield corporate bonds contributed to overall performance. Country allocation and currency decisions did not impact the Fund's performance over the 12-month period.

During the 12-month period, treasury futures were utilized to manage duration and yield-curve positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Corporate Bond ETF	Bloomberg U.S. Corporate Bond Index
12/23	$10,000	$10,000
11/24	$10,825	$10,711
11/25	$11,460	$11,343

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/13/23
AB Corporate Bond ETF	5.87%	7.16%
Bloomberg U.S. Corporate Bond Index	5.90%	6.61%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,142,293
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 78,275
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,142,293
# of Portfolio Holdings	399
Portfolio Turnover Rate	90%
Total Advisory Fees Paid (Net)	$78,275

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrial	49.4%
Financial Institutions	42.7%
Utility	5.6%
Short-Term Investments	0.9%
Other assets less liabilities	1.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000240507
Shareholder Report [Line Items]
Fund Name	AB Disruptors ETF
Trading Symbol	FWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Disruptors ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FWD-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Disruptors ETF	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) (the “benchmark”). Security selection was the largest contributor, relative to the benchmark, led by selection within technology, industrials and consumer discretionary; selection within communication services, health care and materials detracted from overall performance. Overall sector allocation contributed to performance. Underweights to financials, consumer discretionary and consumer staples offset losses from an underweight to communication services and overweights to industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Disruptors ETF	MSCI All Country World Index (net)	MSCI ACWI Growth Index
03/23	$10,000	$10,000	$10,000
11/23	$11,546	$11,210	$11,633
11/24	$16,625	$14,138	$15,004
11/25	$21,215	$16,712	$18,407

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/22/23
AB Disruptors ETF	27.47%	32.12%
MSCI All Country World Index (net)	18.21%	20.96%
MSCI ACWI Growth Index	22.68%	25.37%

Performance Inception Date	Mar. 22, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,288,531,206
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,044,841
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,288,531,206
# of Portfolio Holdings	112
Portfolio Turnover Rate	196%
Total Advisory Fees Paid (Net)	$5,044,841

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	48.8%
Industrials	18.0%
Health Care	13.9%
Consumer Discretionary	7.5%
Communication Services	5.9%
Utilities	1.5%
Materials	1.2%
Financials	1.1%
Energy	1.0%
Short-Term Investments	2.0%
Other assets less liabilities	-0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$50,362,164	3.9%
Broadcom, Inc.	$38,965,023	3.0%
Alphabet, Inc. - Class A	$34,497,154	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$26,822,816	2.1%
Tesla, Inc.	$23,816,792	1.9%
Applied Materials, Inc.	$20,483,205	1.6%
Amazon.com, Inc.	$19,840,025	1.6%
Lam Research Corp.	$19,637,592	1.5%
Agilent Technologies, Inc.	$18,525,301	1.4%
Lumentum Holdings, Inc.	$18,492,174	1.4%
Total	$271,442,246	21.1%

Material Fund Change [Text Block]
C000241312
Shareholder Report [Line Items]
Fund Name	AB High Yield ETF
Trading Symbol	HYFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Yield ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HYFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB High Yield ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the Bloomberg US Corporate HY 2% Issuer Capped Index (the “benchmark”). Industry allocation was the primary contributor to relative outperformance, from an overweight to banking and consumer cyclical-retailers and underweights to basics and energy. Security selection contributed, as gains from selections in consumer cyclical-retailers, capital goods and consumer non-cyclical were partially offset by losses from energy, basics and services. Yield-curve positioning also contributed, because of an overweight to the six-month part of the curve and an underweight to the 10-year part of the curve that more than offset losses from underweights to the two- and five-year parts of the yield-curve.

During the 12-month period, the Fund utilized treasury futures to manage duration and yield-curve positioning. Currency forwards were used to hedge currency risk. Credit default swaps were used to maintain overall account risk relative to benchmark and to actively take single issuer exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB High Yield ETF	Bloomberg U.S. Corporate Bond Index	Bloomberg U.S. Corporate HY 2% Issuer Capped Index
11/15	$10,000	$10,000	$10,000
11/16	$11,045	$10,458	$11,211
11/17	$11,900	$11,103	$12,238
11/18	$11,960	$10,765	$12,282
11/19	$13,160	$12,471	$13,471
11/20	$14,249	$13,689	$14,436
11/21	$15,258	$13,616	$15,197
11/22	$13,844	$11,511	$13,836
11/23	$14,940	$11,920	$15,039
11/24	$16,764	$12,952	$16,950
11/25	$18,107	$13,716	$18,229

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB High Yield ETF	8.02%	4.91%	6.12%
Bloomberg U.S. Corporate Bond Index	5.90%	0.04%	3.21%
Bloomberg U.S. Corporate HY 2% Issuer Capped Index	7.55%	4.78%	6.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 305,450,364
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 845,922
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$305,450,364
# of Portfolio Holdings	699
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (Net)	$845,922

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrial	84.0%
Financial Institutions	11.5%
Utility	2.0%
Communication Services	0.1%
Industrials	0.1%
Financials	0.0%
Energy	0.0%
Utilities	0.0%
Consumer Staples	0.0%
Consumer Discretionary	0.0%
Short-Term Investments	1.3%
Other assets less liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000245885
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Intermediate Municipal ETF
Trading Symbol	TAFM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFM-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Intermediate Municipal ETF	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the "benchmark"). Overall industry allocation and yield-curve positioning were the primary contributors, relative to the benchmark. Overweights to prepay energy and money markets and an underweight to guaranteed contributed, while overweights to public primary/secondary education and mortgage pass-throughs and an underweight to state general obligation detracted from relative performance. Overall security selection detracted from performance. Security selection within senior living, airline Industrial Development Revenue and mortgage pass-throughs could not offset the losses from selection within local general obligation, special tax and miscellaneous revenue.

During the 12-month period, the Fund used derivatives in the form of interest rate swaps for hedging purposes, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Tax-Aware Intermediate Municipal ETF	Bloomberg Municipal Bond Index
12/23	$10,000	$10,000
11/24	$10,581	$10,433
11/25	$10,902	$10,707

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/13/23
AB Tax-Aware Intermediate Municipal ETF	3.03%	4.48%
Bloomberg Municipal Bond Index	2.64%	3.53%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 420,507,850
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 710,846
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$420,507,850
# of Portfolio Holdings	434
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$710,846

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Municipal Obligations	96.5%
Commercial Mortgage-Backed Securities	0.3%
Warrants	0.0%
Short-Term Investments	2.7%
Other assets less liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000245886
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Long Municipal ETF
Trading Symbol	TAFL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Long Municipal ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFL-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Long Municipal ETF	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Security selection within local general obligation, tobacco master settlement agreement securitization and tax-supported local state lease detracted, relative to the benchmark, while selection within prepay energy, guaranteed, industry industrial development revenue ("IDR") contributed. Losses from underweights to single family housing and prerefunded and an overweight to industry IDR were offset by gains to airports/ports and local general obligation.

During the 12-month period, the Fund used derivatives in the form of interest rate swaps for hedging purposes, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Tax-Aware Long Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 20 Year (17-22) Municipal Index
12/23	$10,000	$10,000	$10,000
11/24	$10,619	$10,433	$10,561
11/25	$10,850	$10,707	$10,692

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/13/23
AB Tax-Aware Long Municipal ETF	2.18%	4.23%
Bloomberg Municipal Bond Index	2.64%	3.53%
Bloomberg 20 Year (17-22) Municipal Index	1.24%	3.45%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 42,820,423
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 87,829
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$42,820,423
# of Portfolio Holdings	101
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$87,829

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Municipal Obligations	98.8%
Short-Term Investments	1.9%
Other assets less liabilities	-0.7%
Total	100.0%

Material Fund Change [Text Block]
C000237018
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Short Duration Municipal ETF
Trading Symbol	TAFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Short Duration Municipal ETF	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the Bloomberg 1-5 Year Municipal Bond Index (the "benchmark"). Overall yield-curve positioning was the primary contributor, relative to the benchmark. Overweights to airport/ports and prepay energy contributed and could not be offset by losses from overweights to money market and asset-backed securities. Security selection within airport/ports, state general obligation and special tax contributed, while selection within local general obligation, prepay energy and guaranteed detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Tax-Aware Short Duration Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 1-5 Year Municipal Bond Index
09/22	$10,000	$10,000	$10,000
11/22	$10,022	$10,106	$10,031
11/23	$10,364	$10,539	$10,308
11/24	$10,793	$11,058	$10,657
11/25	$11,185	$11,349	$11,020

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 9/14/22
AB Tax-Aware Short Duration Municipal ETF	3.64%	3.55%
Bloomberg Municipal Bond Index	2.64%	4.01%
Bloomberg 1-5 Year Municipal Bond Index	3.41%	3.07%

Performance Inception Date	Sep. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,044,152,755
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 2,092,910
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,044,152,755
# of Portfolio Holdings	577
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,092,910

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	8.7%
AA	39.8%
A	27.3%
BBB	9.1%
BB	4.9%
B	0.2%
A-1+	5.1%
Not Rated	4.9%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Portfolio Breakdown (% of Net Assets)

Local Governments - US Municipal Bonds	82.3%
Short-Term Municipal Notes	13.1%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Corporates - Investment Grade	0.1%
Short-Term Investments	3.0%
Other assets less liabilities	0.5%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000237019
Shareholder Report [Line Items]
Fund Name	AB Ultra Short Income ETF
Trading Symbol	YEAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Ultra Short Income ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/YEAR-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Ultra Short Income ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the FTSE 3-Month US T-Bill Index (the “benchmark”). Sector allocation and security selection contributed, mainly from investment-grade corporate bonds and asset-backed securities. Country and yield-curve positioning also contributed, from overweights on the six-month, and two- and five-year parts of the curve. In addition, the Fund benefited from positive relative returns in both sector and yield-curve exposures, with investment-grade corporates and asset-backed securities providing notable excess returns compared to the benchmark. Currency decisions had no material impact on performance during the period.

During the 12-month period, the Fund used derivatives in the form or currency futures for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Ultra Short Income ETF	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month US T-Bill Index
09/22	$10,000	$10,000	$10,000
11/22	$10,046	$9,942	$10,065
11/23	$10,616	$10,059	$10,580
11/24	$11,240	$10,750	$11,165
11/25	$11,776	$11,363	$11,663

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 9/14/22
AB Ultra Short Income ETF	4.75%	5.22%
Bloomberg U.S. Aggregate Bond Index	5.70%	4.05%
FTSE 3-Month US T-Bill Index	4.46%	4.90%

Performance Inception Date	Sep. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,499,275,212
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 3,268,884
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,499,275,212
# of Portfolio Holdings	167
Portfolio Turnover Rate	114%
Total Advisory Fees Paid (Net)	$3,268,884

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Governments - Treasuries	39.2%
Financial Institutions	21.9%
Industrial	13.3%
Autos - Fixed Rate	5.7%
Other ABS - Fixed Rate	4.4%
Utility	1.1%
Credit Cards - Fixed Rate	0.7%
Short-Term Investments	12.9%
Other assets less liabilities	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financial institutions sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financial institutions sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000240508
Shareholder Report [Line Items]
Fund Name	AB US High Dividend ETF
Trading Symbol	HIDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB US High Dividend ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HIDV-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US High Dividend ETF	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Standard & Poor’s (“S&P”) 500 Total Return Index (the “benchmark”). Both security and sector selection detracted, relative to the benchmark. Within security selection, positions within Broadcom and Robert Half were the largest detractors, while holdings within United Health Group and Netflix contributed the most. An overweight to real estate and an underweight to technology detracted, while an underweight to industrials and an overweight to energy contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US High Dividend ETF	S&P 500 Index
03/23	$10,000	$10,000
11/23	$11,374	$11,541
11/24	$15,570	$15,452
11/25	$17,206	$17,769

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/22/23
AB US High Dividend ETF	10.53%	22.31%
S&P 500 Index	15.00%	23.74%

Performance Inception Date	Mar. 22, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	May 09, 2025
AssetsNet	$ 132,430,721
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 262,889
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$132,430,721
# of Portfolio Holdings	110
Portfolio Turnover Rate	181%
Total Advisory Fees Paid (Net)	$262,889

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	32.3%
Financials	18.2%
Communication Services	9.0%
Health Care	7.7%
Consumer Discretionary	6.6%
Utilities	5.7%
Real Estate	5.4%
Industrials	5.0%
Consumer Staples	3.7%
Materials	3.7%
Energy	2.3%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$11,060,553	8.3%
Apple, Inc.	$10,161,573	7.7%
Microsoft Corp.	$9,523,837	7.2%
Alphabet, Inc. - Class A	$4,988,084	3.8%
Amazon.com, Inc.	$4,103,972	3.1%
Broadcom, Inc.	$3,256,320	2.4%
Eli Lilly & Co.	$2,946,788	2.2%
Alphabet, Inc. - Class C	$2,198,584	1.7%
Meta Platforms, Inc. - Class A	$2,038,451	1.5%
Micron Technology, Inc.	$1,809,781	1.4%
Total	$52,087,943	39.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

The Fund's advisory fee was reduced, effective May 9, 2025, from .45% of the Fund’s average daily net assets to .35% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .45% to .35%.

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Expenses [Text Block]

The Fund's advisory fee was reduced, effective May 9, 2025, from .45% of the Fund’s average daily net assets to .35% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .45% to .35%.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000241953
Shareholder Report [Line Items]
Fund Name	AB US Large Cap Strategic Equities ETF
Trading Symbol	LRGC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB US Large Cap Strategic Equities ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LRGC-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Large Cap Strategic Equities ETF	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Standard & Poor’s (“S&P”) 500 Index (the "benchmark"). Overall security selection was the largest detractor, relative to the benchmark, as a result of selection within health care, communication services and industrials; selection within consumer staples, utilities and financials contributed. An underweight to technology and overweights to financials and health care offset the gains from an overweight to communication services and underweights to consumer discretionary and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US Large Cap Strategic Equities ETF	S&P 500 Index
09/23	$10,000	$10,000
11/23	$10,392	$10,313
11/24	$13,945	$13,808
11/25	$15,698	$15,879

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 9/20/23
AB US Large Cap Strategic Equities ETF	12.57%	22.78%
S&P 500 Index	15.00%	23.39%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	May 09, 2025
AssetsNet	$ 672,760,259
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,829,587
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$672,760,259
# of Portfolio Holdings	66
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$1,829,587

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.4%
Financials	14.9%
Communication Services	12.3%
Health Care	10.4%
Industrials	9.3%
Consumer Discretionary	8.6%
Consumer Staples	4.5%
Energy	2.0%
Utilities	1.9%
Materials	1.8%
Real Estate	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$52,372,497	7.8%
NVIDIA Corp.	$49,701,069	7.4%
Alphabet, Inc. - Class C	$41,631,286	6.2%
Amazon.com, Inc.	$32,489,412	4.8%
Apple, Inc.	$31,777,467	4.7%
Broadcom, Inc.	$25,575,065	3.8%
Meta Platforms, Inc. - Class A	$23,470,045	3.5%
Visa, Inc. - Class A	$20,776,751	3.1%
Charles Schwab Corp. (The)	$13,490,453	2.0%
Walmart, Inc.	$13,048,689	1.9%
Total	$304,332,734	45.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

The Fund's advisory fee was reduced, effective May 9, 2025, from .48% of the Fund’s average daily net assets to .39% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .48% to .39%.

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Expenses [Text Block]

The Fund's advisory fee was reduced, effective May 9, 2025, from .48% of the Fund’s average daily net assets to .39% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .48% to .39%.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000240509
Shareholder Report [Line Items]
Fund Name	AB US Low Volatility Equity ETF
Trading Symbol	LOWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB US Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LOWV-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Low Volatility Equity ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”). The Fund's results were primarily impacted by negative security selection across several sectors, which was the leading detractor from performance. While sector allocation contributed positively, it was not sufficient to offset the broader challenges faced during the period. Overall, the Fund’s performance reflected the effects of active management decisions and market conditions across different sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US Low Volatility Equity ETF	S&P 500 Index
03/23	$10,000	$10,000
11/23	$11,609	$11,541
11/24	$14,681	$15,452
11/25	$16,230	$17,769

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/22/23
AB US Low Volatility Equity ETF	10.58%	19.70%
S&P 500 Index	15.00%	23.74%

Performance Inception Date	Mar. 22, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	May 09, 2025
AssetsNet	$ 166,448,304
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 491,828
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$166,448,304
# of Portfolio Holdings	77
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$491,828

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	32.2%
Financials	14.6%
Health Care	12.3%
Industrials	10.0%
Communication Services	9.3%
Consumer Discretionary	9.2%
Utilities	3.8%
Consumer Staples	3.6%
Energy	1.7%
Real Estate	0.8%
Short-Term Investments	2.4%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$13,350,199	8.0%
Alphabet, Inc. - Class C	$10,292,498	6.2%
Apple, Inc.	$9,093,577	5.5%
NVIDIA Corp.	$7,410,282	4.4%
Broadcom, Inc.	$6,367,171	3.8%
Amazon.com, Inc.	$6,300,439	3.8%
Visa, Inc. - Class A	$3,651,416	2.2%
McKesson Corp.	$3,651,361	2.2%
Merck & Co., Inc.	$3,128,442	1.9%
Gilead Sciences, Inc.	$3,069,993	1.8%
Total	$66,315,378	39.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At meetings held on May 6-8, 2025, the Board of Directors approved the Fund's unitary advisory fee reduction from .48% of the Fund’s average daily net assets to .39% of the Funds average daily net assets, effective May 9,2025. For more information on the unitary advisory fee reduction, please see the supplement to the Fund's statutory prospectus dated May 9 2025.

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Expenses [Text Block]

At meetings held on May 6-8, 2025, the Board of Directors approved the Fund's unitary advisory fee reduction from .48% of the Fund’s average daily net assets to .39% of the Funds average daily net assets, effective May 9,2025. For more information on the unitary advisory fee reduction, please see the supplement to the Fund's statutory prospectus dated May 9 2025.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risk as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized